SIGNIFICANT ACCOUNTING POLICIES - Impairment of Long-lived Assets (Details) - HKD ($) $ in Thousands	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Impairment charge	$ 0	$ 0	$ 0	$ 0